Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

26. Subsequent event

On February 8, 2023, the Company completed the acquisition of a 60 MW power plant in North Tonawanda, New York for $4,550,000. This transaction represented an all-cash transaction by the Company, as no shares were issued in connection with the acquisition. Management has not determined the accounting impact of this acquisition.